Discontinued operations	12 Months Ended
Dec. 31, 2019
Discontinued operations.
Discontinued operations

6. Discontinued operations

Discontinued operations include the continuing financial effects of the HERE business and the D&S business. The Group sold its HERE digital mapping and location services business to a German automotive industry consortium comprised of AUDI AG, BMW Group and Daimler AG in a transaction that was completed on December 4, 2015. The Group sold substantially all of its Devices & Services business to Microsoft in a transaction that was completed on April 25, 2014. The timing and amount of financial effects are largely dependent upon external factors such as final outcomes of uncertain tax positions.

Results of Discontinued operations

EURm	2019	2018	2017
Net sales	–	–	–
Cost of sales	–	–	–
Gross profit	–	–	–
Research and development expenses	–	–	–
Selling, general and administrative expenses	(6)	(9)	(7)
Other operating income and expenses	(1)	17	(15)
Operating (loss)/profit	(7)	8	(22)
Financial income and expenses	(5)	81	6
(Loss)/profit before tax	(12)	89	(16)
Income tax (expense)/benefit	(1)	125	(10)
(Loss)/profit for the year, ordinary activities(1)	(13)	214	(26)
Gain on the sale, net of tax(2)	6	–	5
(Loss)/profit for the year	(7)	214	(21)
(1)

In 2018, the results of discontinued operations mostly relate to a resolution reached in the tax dispute concerning the applicability of withholding tax in respect of payments by Nokia India Private Limited to Nokia Corporation for the supply of operating software in D&S business as well as a release of uncertain tax positions related to HERE business.

(2)

In 2019, an addition of EUR 7 million to and a deduction of EUR 1 million from gain on the sale were recognized related to D&S business and HERE business, respectively, due to tax indemnification. In 2017, an additional gain on the sale of EUR 5 million was recognized related to HERE business due to tax indemnification.

Cash flows from Discontinued operations

EURm	2019	2018	2017
Net cash used in operating activities	(7)	(33)	(14)
Net cash from/(used in) investing activities	9	10	(16)
Net cash flow for the period	2	(23)	(30)